Expense Example - MML High Yield Fund	Jul. 01, 2024 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,206
Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	$ 1,493